Equity Method Investments - Participation in Investments that are Accounted for Using the Equity Method (Details)	Dec. 31, 2025	Dec. 31, 2024	Oct. 25, 2023
Enterprise Navigator Ethylene Terminal L.L.C. ("Export Terminal Joint Venture")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Unigas International B.V. ("Unigas")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	33.33%	33.30%
Dan Unity CO2 A/S ("Dan Unity")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Luna Pool Agency Limited ("Luna Pool Agency")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Azane Fuel Solutions AS ("Azane")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	9.50%	9.50%	9.50%
Bluestreak CO2 Limited ("Bluestreak")
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%